INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory	The components of inventories at December 31 were as follows:

	2021	2020
Electronic components	$57,302	$19,468
Finished goods	24,875	13,347
	$82,177	$32,815